CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Cash flows from operating activities
Net (loss) / income		$ 530,138	$ 84,260	$ (4,138)
Adjustments to reconcile net (loss) / income to net cash provided by operating activities
Depreciation of property and equipment		68,615	45,774	23,748
Amortization of intangible assets		3,806	2,313	1,361
Amortization of land use rights		4,302	4,211	4,763
Gain on disposal of property and equipment		(1,202)	(395)	(1,615)
Share-based compensation		43,093	64,939	88,898
Impairment loss on long-lived assets		19,998	5,365	1,291
Inventories provision and others		37,744	1,270	(6,143)
Impairment loss on long-term investments		42,814	12,933	46,982
Loss from equity method investments		855	9,531	6,242
Gain from fair value change of investments		(412,412)	(42,453)	(21,747)
Gain from disposal of long-term investments		(10)	(1,058)	(17,772)
Dividend received from an equity-method investment			267	1,306
Changes in operating assets and liabilities
Inventories		(89,153)	(54,070)	(34,845)
Amounts due from related parties		(40)	264	6
Prepaid expenses and other current assets		(27,599)	(70,647)	(50,232)
Income tax receivables				5,071
Deferred income taxes		65,819	1,348	1,344
Rental deposits		(4,132)	(545)	10,345
Other non-current assets		(9,119)	(12,930)	(9,387)
Accounts payable		23,456	18,180	24,440
Deferred revenue		210,965	242,948	190,925
Amounts due to related parties		4	(3)	(4)
Accrued expenses and other current liabilities		90,060	90,251	45,939
Operating lease right-of-use assets		(50,663)	(97,960)	(82,102)
Operating lease liabilities		54,128	94,130	81,496
Net cash provided by operating activities		601,467	397,923	306,172
Cash flows from investing activities
Repayment of loan to third parties				9,725
Repayment of loan to related parties				41
Repayment of loan to employees		66	239	382
Purchase of land use rights			(211)	(7,065)
Purchase of property and equipment		(93,191)	(111,728)	(112,737)
Purchase of intangible assets		(385)	(531)	(1,494)
Purchase of short-term investments		(1,956,921)	(2,083,382)	(670,573)
Proceeds from short-term investments		2,368,506	1,428,252	992,603
Proceeds from disposal of property and equipment		1,609	1,000	2,710
Business acquisitions, net of cash acquired		(95,518)	80
Purchase of long-term investments		(406,841)	(101,788)	(194,159)
Proceeds from disposal of long-term investments and a subsidiary		6,929	21,041	75,635
Net cash provided by / (used in) investing activities		(175,746)	(847,028)	95,068
Cash flows from financing activities
Proceeds from short-term debt			54,959
Repayment of short-term debt			(55,386)
Proceeds from exercise of share options		573	407	462
Share repurchase		(644,085)	(13,147)	(233,557)
Net cash used in financing activities		(643,512)	(13,167)	(233,095)
Effect of exchange rate changes		12,098	(3,473)	(5,576)
Net increase / (decrease) in cash, cash equivalents and restricted cash		(205,693)	(465,745)	162,569
Cash, cash equivalents and restricted cash at the beginning of year		1,991,731	2,457,476	2,294,907
Cash, cash equivalents and restricted cash at the end of year		1,786,038	1,991,731	2,457,476
Supplemental disclosure of cash flow information:
Income tax paid	[1]	72,382	18,882	2,484
Non-cash investing and financing activities:
Payable for purchase of property and equipment		$ 44,830	$ 52,287	$ 56,909

[1]	For the year ended February 28, 2026, income taxes paid amounted to $71,023 in Chinese mainland, and $1,359 in jurisdictions outside Chinese mainland.